Revenue - Additional Information (Details) 1 - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue, current	$ 287.5	$ 239.8	$ 207.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue, remaining performance obligations			$ 576.1
Deferred revenue, remaining performance obligation percentage			68.10%
Deferred revenue, remaining performance obligations expected timing of satisfaction period			24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue, remaining performance obligations		$ 573.4
Deferred revenue, remaining performance obligation percentage		68.10%
Deferred revenue, remaining performance obligations expected timing of satisfaction period		24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue, current		$ 239.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue, remaining performance obligations	$ 518.8
Deferred revenue, remaining performance obligation percentage	69.20%
Deferred revenue, remaining performance obligations expected timing of satisfaction period	24 months